Label		Element	Value
Risk/Return:		rr_RiskReturnAbstract
Registrant Name		dei_EntityRegistrantName	Voya FUNDS TRUST
Prospectus Date		rr_ProspectusDate	Jul. 31, 2015
Class A,B,C,I,O,R and W Shares | Voya Intermediate Bond Fund
Risk/Return:		rr_RiskReturnAbstract
Risk/Return [Heading]		rr_RiskReturnHeading	Voya Intermediate Bond Fund
Objective [Heading]		rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	The Fund seeks to maximize total return through income and capital appreciation.
Expense [Heading]		rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Voya mutual funds. More information about these and other discounts is available from your financial professional and in the discussion in the Sales Charges section of the Prospectus (page 47) or the Purchase, Exchange, and Redemption of Shares section of the Statement of Additional Information (page 113).
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder Fees Fees paid directly from your investment
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual Fund Operating Expenses Expenses you pay each year as a % of the value of your investment
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	August 1, 2016
Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may mean higher taxes if you are investing in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Examples, affect the Fund's performance.

			During the most recent fiscal year, the Fund's portfolio turnover rate was 587% of the average value of its portfolio.
Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	587.00%
Expenses Deferred Charges [Text Block]		rr_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge of 1.00% is assessed on certain redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1 million or more.
Expense Breakpoint Discounts [Text]		rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Voya mutual funds.
Expense Breakpoint, Minimum Investment Required [Amount]		rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]		rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses shown may be higher than the Fund's ratio of expenses to average net assets shown in the Financial Highlights, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
Expense Example [Heading]		rr_ExpenseExampleHeading	Expense Examples
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock	The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples show costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Examples also assume that your investment had a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]		rr_ExpenseExampleClosingTextBlock	The Examples reflect applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Strategy [Heading]		rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in a portfolio of bonds, including but not limited to corporate, government and mortgage bonds, which, at the time of purchase, are rated investment-grade (e.g., rated at least BBB- by Standard & Poor's Ratings Services or Baa3 by Moody's Investors Service, Inc.) or have an equivalent rating by a nationally recognized statistical rating organization (“NRSRO”), or are of comparable quality if unrated. The Fund will provide shareholders with at least 60 days' prior notice of any change in this investment policy.

Although the Fund may invest a portion of its assets in high-yield (high risk) debt instruments rated below investment grade (commonly referred to as “junk bonds”), the Fund will seek to maintain a minimum weighted average portfolio quality rating of at least investment-grade. Generally, the sub-adviser (“Sub-Adviser”) maintains a dollar-weighted average duration between three and ten years. Duration is the most commonly used measure of risk in debt instruments as it incorporates multiple features of the debt instruments (e.g., yield, coupon, maturity, etc.) into one number. Duration is a measure of sensitivity of the price of a debt security to a change in interest rates. Duration is a weighted average of the times that interest payments and the final return of principal are received. The weights are the amounts of the payments discounted by the yield-to-maturity of the debt instrument. Duration is expressed as a number of years. The bigger the duration number, the greater the interest-rate risk or reward for the debt instrument prices. For example, the price of a bond with an average duration of five years would be expected to fall approximately 5% if interest rates rose by 1%. Conversely, the price of a bond with an average duration of five years would be expected to rise approximately 5% if interest rates drop by 1%.

The Fund may also invest in: preferred stocks; high quality money market instruments; municipal bonds; debt instruments of foreign issuers (including those located in emerging market countries); securities denominated in foreign currencies; foreign currencies; mortgage-backed and asset-backed securities; bank loans and floating rate secured loans (“Senior Loans”); and derivatives including futures, options, and swaps (including credit default swaps, interest rate swaps and total return swaps) involving securities, securities indices and interest rates, which may be denominated in the U.S. dollar or foreign currencies. The Fund typically uses derivatives to reduce exposure to other risks, such as interest rate or currency risk, to substitute for taking a position in the underlying asset, and/or to enhance returns in the Fund.

The Fund may seek to obtain exposure to the securities in which it invests by entering into a series of purchase and sale contracts or through other investment techniques such as buy backs and dollar rolls.

The Fund may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Sub-Adviser believes that relationships between the drivers of debt instrument returns change over time and that recognizing this is key to managing debt instrument assets. Therefore, the Sub-Adviser employs a dynamic investment process that seeks to balance top-down macro economic considerations and fundamental bottom-up analysis during the steps of its investment process - sector allocation, security selection, duration and yield curve management. This includes leveraging proprietary qualitative analysis along with quantitative tools throughout the portfolio construction process.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

			The Fund may lend portfolio securities on a short-term or long-term basis, up to 33 1⁄3% of its total assets.
Risk [Heading]		rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	You could lose money on an investment in the Fund. Any of the following risks, among others, could affect Fund performance or cause the Fund to lose money or to underperform market averages of other funds.

Call    During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond's maturity date. To the extent that such unanticipated proceeds are received by the Fund, there is a risk that such proceeds will be invested at lower interest rates, higher credit risks, or other less favorable characteristics.

Company    The price of a given company's stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit    Prices of bonds and other debt instruments can fall if the issuer's actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether. Lower quality securities (including securities whose ratings are considered below investment-grade and are classified as “junk bonds”) have greater credit risk and liquidity risk than higher quality (investment-grade) securities, and their issuers' long-term ability to make payments is considered speculative. Prices of lower quality bonds or other debt instruments are also more volatile, are more sensitive to negative news about the economy or the issuer, and have greater liquidity and price volatility risk.

Credit Default Swaps The Fund may enter into credit default swaps, either as a buyer or a seller of the swap. As a buyer of the swap, the Fund pays a fee to protect against the risk that a security held by the Fund will default. As a seller of the swap, the Fund receives payment(s) in return for its obligation to pay the counterparty the full notional value of a security in the event of a default of the security issuer. As a seller of a swap, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the full notional value of the swap. Credit default swaps are particularly subject to counterparty, credit, correlation, valuation, liquidity and leveraging risks. Certain standardized swaps are subject to mandatory central clearing. Central clearing is expected to reduce counterparty credit risk and increase liquidity, but central clearing does not make swap transactions risk free.

Currency    To the extent that the Fund invests directly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments    Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Fund and reduce its returns. Derivatives may not perform as expected, so the Fund may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. In addition, given their complexity, derivatives expose the Fund to the risk of improper valuation.

Foreign Investments/Developing and Emerging Markets    Investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to: smaller markets; differing reporting, accounting, and auditing standards; nationalization, expropriation, or confiscatory taxation; foreign currency fluctuations, currency blockage, or replacement; potential for default on sovereign debt; or political changes or diplomatic developments, which may include the imposition of economic sanctions or other measures by the United States or other governments and supranational organizations. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country or region. Foreign investment risks may be greater in developing and emerging markets than in developed markets.

High-Yield Securities    Investments rated below investment-grade (or of similar quality if unrated) are known as “high-yield securities” or “junk bonds.” High-yield securities are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments.

Interest in Loans    The value and the income streams of interests in loans (including participation interests in lease financings and assignments in secured variable or floating rate loans) will decline if borrowers delay payments or fail to pay altogether. A large rise in interest rates could increase this risk. Although loans are generally fully collateralized when purchased, the collateral may become illiquid or decline in value. Many loans themselves carry liquidity and valuation risks.

Interest Rate    With bonds and other fixed rate debt instruments, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk. In the case of inverse securities, the interest rate generally will decrease when the market rate of interest to which the inverse security is indexed increases. As of the date of this Prospectus, interest rates in the United States are at or near historic lows, which may increase the Fund's exposure to risks associated with rising interest rates. Rising interest rates could have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility. For fixed-income securities, an increase in interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain Fund investments, adversely affect values, and increase the Fund’s costs. If dealer capacity in fixed-income markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in the fixed-income markets.

Investment Model    The manager's proprietary model may not adequately allow for existing or unforeseen market factors or the interplay between such factors. Funds that are actively managed, in whole or in part, according to a quantitative investment model can perform differently from the market as a whole based on the investment model and the factors used in the analysis, the weight placed on each factor, changes from the factors’ historical trends, and technical issues in the construction and implementation of the investment models (including, for example, data problems and/or software issues). There is no guarantee that the use of these investment models will result in effective investment decisions for the Fund.

Liquidity    If a security is illiquid, the Fund might be unable to sell the security at a time when the Fund's manager might wish to sell, and the security could have the effect of decreasing the overall level of the Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Fund could realize upon disposition. The Fund may make investments that become less liquid in response to market developments or adverse investor perception. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

Market    Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to Fund costs and impair the ability of the Fund to achieve its investment objectives.

Mortgage- and/or Asset-Backed Securities Defaults on, or low credit quality or liquidity of the underlying assets of the asset-backed (including mortgage-backed) securities held by the Fund may impair the value of the securities. There may be limitations on the enforceability of any security interest granted with respect to those underlying assets. These securities also present a higher degree of prepayment and extension risk and interest rate risk than do other types of debt instruments.

Municipal Obligations    The municipal market in which the Fund invests is volatile and can be significantly affected by adverse tax, legislative, or political changes and the financial condition of the issuers of municipal securities.

Other Investment Companies    The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Shares of investment companies that are listed on an exchange may trade at a discount or premium from their net asset value. In addition, because the Fund may invest in other investment companies, you will pay a proportionate share of the expenses of those other investment companies (including management fees, administration fees, and custodial fees) in addition to the expenses of the Fund.

Prepayment and Extension    Prepayment risk is the risk that principal on mortgages or other loan obligations underlying a security may be repaid prior to the stated maturity date, which may reduce the market value of the security and the anticipated yield-to-maturity. Extension risk is the risk that an issuer will exercise its right to repay principal on an obligation held by the Fund later than expected, which may decrease the value of the obligation and prevent the Fund from investing expected repayment proceeds in securities paying yields higher than the yields paid by the securities that were expected to be repaid.

Securities Lending    Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Fund will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Fund will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

U.S. Government Securities and Obligations    U.S. government securities are obligations of, or guaranteed by, the U.S. government, its agencies or government-sponsored enterprises. U.S. government securities are subject to market and interest rate risk, and may be subject to varying degrees of credit risk.

			An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Risk Lose Money [Text]		rr_RiskLoseMoney	You could lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]		rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock	The following information is intended to help you understand the risks of investing in the Fund. The following bar chart shows the changes in the Fund's performance from year to year, and the table compares the Fund's performance to the performance of a broad-based securities market index/indices for the same period. The Fund's performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. The bar chart shows the performance of the Fund's Class A shares. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. However, the table includes all applicable fees and sales charges. Other class shares' performance would be higher or lower than Class A shares' performance because of the higher or lower expenses paid by Class A shares. The Fund's past performance (before and after taxes) is no guarantee of future results. For the most recent performance figures, go to www.voyainvestments.com/literature or call 1-800-992-0180.
Performance Information Illustrates Variability of Returns [Text]		rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information is intended to help you understand the risks of investing in the Fund. The following bar chart shows the changes in the Fund's performance from year to year, and the table compares the Fund's performance to the performance of a broad-based securities market index/indices for the same period.
Performance Availability Phone [Text]		rr_PerformanceAvailabilityPhone	1-800-992-0180
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	www.voyainvestments.com/literature
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is no guarantee of future results.
Bar Chart [Heading]		rr_BarChartHeading	Calendar Year Total Returns Class A (as of December 31 of each year)
Bar Chart Does Not Reflect Sales Loads [Text]		rr_BarChartDoesNotReflectSalesLoads	The bar chart shows the performance of the Fund's Class A shares. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown.
Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock	Best quarter: 3rd 2009, 7.77% and Worst quarter: 3rd 2008, -5.12% The Fund's Class A shares' year-to-date total return as of June 30, 2015: -0.06%
Performance Table Heading		rr_PerformanceTableHeading	Average Annual Total Returns % (for the periods ended December 31, 2014)
Performance Table Does Reflect Sales Loads		rr_PerformanceTableDoesReflectSalesLoads	However, the table includes all applicable fees and sales charges.
Index No Deduction for Fees, Expenses, Taxes [Text]		rr_IndexNoDeductionForFeesExpensesTaxes	The index returns do not reflect deductions for fees, expenses, or taxes.
Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax advantaged arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]		rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only. After-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher		rr_PerformanceTableExplanationAfterTaxHigher	In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table Narrative		rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax advantaged arrangements such as 401(k) plans or individual retirement accounts. In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are shown for Class A shares only. After-tax returns for other classes will vary.
Class A,B,C,I,O,R and W Shares | Voya Intermediate Bond Fund | Class A
Risk/Return:		rr_RiskReturnAbstract
Maximum sales charge (load) as a % of offering price		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.50%
Maximum deferred sales charge as a % of purchase or sales price, whichever is less	[1]	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	[2]	rr_ManagementFeesOverAssets	0.27%
Distribution and/or Shareholder Services (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses		rr_OtherExpensesOverAssets	0.14%
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	[3]	rr_ExpensesOverAssets	0.67%
Waivers and Reimbursements	[4]	rr_FeeWaiverOrReimbursementOverAssets	none
Total Annual Fund Operating Expenses After Waivers and Reimbursements		rr_NetExpensesOverAssets	0.67%
1 Yr		rr_ExpenseExampleYear01	$ 317
3 Yrs		rr_ExpenseExampleYear03	459
5 Yrs		rr_ExpenseExampleYear05	614
10 Yrs		rr_ExpenseExampleYear10	1,064
1 Yr		rr_ExpenseExampleNoRedemptionYear01	317
3 Yrs		rr_ExpenseExampleNoRedemptionYear03	459
5 Yrs		rr_ExpenseExampleNoRedemptionYear05	614
10 Yrs		rr_ExpenseExampleNoRedemptionYear10	$ 1,064
2005		rr_AnnualReturn2005	2.75%
2006		rr_AnnualReturn2006	3.79%
2007		rr_AnnualReturn2007	5.74%
2008		rr_AnnualReturn2008	(10.01%)
2009		rr_AnnualReturn2009	12.81%
2010		rr_AnnualReturn2010	9.69%
2011		rr_AnnualReturn2011	7.73%
2012		rr_AnnualReturn2012	8.86%
2013		rr_AnnualReturn2013	(0.75%)
2014		rr_AnnualReturn2014	6.47%
Year to Date Return, Label		rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Jun. 30, 2015
Bar Chart, Year to Date Return		rr_BarChartYearToDateReturn	(0.06%)
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	7.77%
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2008
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(5.12%)
1 Yr		rr_AverageAnnualReturnYear01	3.81%
5 Yrs		rr_AverageAnnualReturnYear05	5.80%
10 Yrs		rr_AverageAnnualReturnYear10	4.02%
Since Inception		rr_AverageAnnualReturnSinceInception
Inception Date		rr_AverageAnnualReturnInceptionDate	Dec. 15, 1998
Class A,B,C,I,O,R and W Shares | Voya Intermediate Bond Fund | Class B
Risk/Return:		rr_RiskReturnAbstract
Maximum sales charge (load) as a % of offering price		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge as a % of purchase or sales price, whichever is less		rr_MaximumDeferredSalesChargeOverOther	5.00%
Management Fees	[2]	rr_ManagementFeesOverAssets	0.27%
Distribution and/or Shareholder Services (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses		rr_OtherExpensesOverAssets	0.14%
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	[3]	rr_ExpensesOverAssets	1.42%
Waivers and Reimbursements	[4]	rr_FeeWaiverOrReimbursementOverAssets	none
Total Annual Fund Operating Expenses After Waivers and Reimbursements		rr_NetExpensesOverAssets	1.42%
1 Yr		rr_ExpenseExampleYear01	$ 645
3 Yrs		rr_ExpenseExampleYear03	749
5 Yrs		rr_ExpenseExampleYear05	976
10 Yrs		rr_ExpenseExampleYear10	1,497
1 Yr		rr_ExpenseExampleNoRedemptionYear01	145
3 Yrs		rr_ExpenseExampleNoRedemptionYear03	449
5 Yrs		rr_ExpenseExampleNoRedemptionYear05	776
10 Yrs		rr_ExpenseExampleNoRedemptionYear10	$ 1,497
1 Yr		rr_AverageAnnualReturnYear01	0.66%
5 Yrs		rr_AverageAnnualReturnYear05	5.20%
10 Yrs		rr_AverageAnnualReturnYear10	3.73%
Since Inception		rr_AverageAnnualReturnSinceInception
Inception Date		rr_AverageAnnualReturnInceptionDate	Dec. 15, 1998
Class A,B,C,I,O,R and W Shares | Voya Intermediate Bond Fund | Class C
Risk/Return:		rr_RiskReturnAbstract
Maximum sales charge (load) as a % of offering price		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge as a % of purchase or sales price, whichever is less		rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	[2]	rr_ManagementFeesOverAssets	0.27%
Distribution and/or Shareholder Services (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses		rr_OtherExpensesOverAssets	0.14%
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	[3]	rr_ExpensesOverAssets	1.42%
Waivers and Reimbursements	[4]	rr_FeeWaiverOrReimbursementOverAssets	none
Total Annual Fund Operating Expenses After Waivers and Reimbursements		rr_NetExpensesOverAssets	1.42%
1 Yr		rr_ExpenseExampleYear01	$ 245
3 Yrs		rr_ExpenseExampleYear03	449
5 Yrs		rr_ExpenseExampleYear05	776
10 Yrs		rr_ExpenseExampleYear10	1,702
1 Yr		rr_ExpenseExampleNoRedemptionYear01	145
3 Yrs		rr_ExpenseExampleNoRedemptionYear03	449
5 Yrs		rr_ExpenseExampleNoRedemptionYear05	776
10 Yrs		rr_ExpenseExampleNoRedemptionYear10	$ 1,702
1 Yr		rr_AverageAnnualReturnYear01	4.70%
5 Yrs		rr_AverageAnnualReturnYear05	5.52%
10 Yrs		rr_AverageAnnualReturnYear10	3.73%
Since Inception		rr_AverageAnnualReturnSinceInception
Inception Date		rr_AverageAnnualReturnInceptionDate	Dec. 15, 1998
Class A,B,C,I,O,R and W Shares | Voya Intermediate Bond Fund | Class I
Risk/Return:		rr_RiskReturnAbstract
Maximum sales charge (load) as a % of offering price		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge as a % of purchase or sales price, whichever is less		rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	[2]	rr_ManagementFeesOverAssets	0.27%
Distribution and/or Shareholder Services (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses		rr_OtherExpensesOverAssets	0.05%
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	[3]	rr_ExpensesOverAssets	0.33%
Waivers and Reimbursements	[4]	rr_FeeWaiverOrReimbursementOverAssets	none
Total Annual Fund Operating Expenses After Waivers and Reimbursements		rr_NetExpensesOverAssets	0.33%
1 Yr		rr_ExpenseExampleYear01	$ 34
3 Yrs		rr_ExpenseExampleYear03	106
5 Yrs		rr_ExpenseExampleYear05	185
10 Yrs		rr_ExpenseExampleYear10	418
1 Yr		rr_ExpenseExampleNoRedemptionYear01	34
3 Yrs		rr_ExpenseExampleNoRedemptionYear03	106
5 Yrs		rr_ExpenseExampleNoRedemptionYear05	185
10 Yrs		rr_ExpenseExampleNoRedemptionYear10	$ 418
1 Yr		rr_AverageAnnualReturnYear01	6.81%
5 Yrs		rr_AverageAnnualReturnYear05	6.65%
10 Yrs		rr_AverageAnnualReturnYear10	4.85%
Since Inception		rr_AverageAnnualReturnSinceInception
Inception Date		rr_AverageAnnualReturnInceptionDate	Jan. 08, 2002
Class A,B,C,I,O,R and W Shares | Voya Intermediate Bond Fund | Class O
Risk/Return:		rr_RiskReturnAbstract
Maximum sales charge (load) as a % of offering price		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge as a % of purchase or sales price, whichever is less		rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	[2]	rr_ManagementFeesOverAssets	0.27%
Distribution and/or Shareholder Services (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses		rr_OtherExpensesOverAssets	0.14%
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	[3]	rr_ExpensesOverAssets	0.67%
Waivers and Reimbursements	[4]	rr_FeeWaiverOrReimbursementOverAssets	none
Total Annual Fund Operating Expenses After Waivers and Reimbursements		rr_NetExpensesOverAssets	0.67%
1 Yr		rr_ExpenseExampleYear01	$ 68
3 Yrs		rr_ExpenseExampleYear03	214
5 Yrs		rr_ExpenseExampleYear05	373
10 Yrs		rr_ExpenseExampleYear10	835
1 Yr		rr_ExpenseExampleNoRedemptionYear01	68
3 Yrs		rr_ExpenseExampleNoRedemptionYear03	214
5 Yrs		rr_ExpenseExampleNoRedemptionYear05	373
10 Yrs		rr_ExpenseExampleNoRedemptionYear10	$ 835
1 Yr		rr_AverageAnnualReturnYear01	6.50%
5 Yrs		rr_AverageAnnualReturnYear05	6.34%
10 Yrs		rr_AverageAnnualReturnYear10	4.52%
Since Inception		rr_AverageAnnualReturnSinceInception
Inception Date		rr_AverageAnnualReturnInceptionDate	Aug. 13, 2004
Class A,B,C,I,O,R and W Shares | Voya Intermediate Bond Fund | Class R
Risk/Return:		rr_RiskReturnAbstract
Maximum sales charge (load) as a % of offering price		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge as a % of purchase or sales price, whichever is less		rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	[2]	rr_ManagementFeesOverAssets	0.27%
Distribution and/or Shareholder Services (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses		rr_OtherExpensesOverAssets	0.14%
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	[3]	rr_ExpensesOverAssets	0.92%
Waivers and Reimbursements	[4]	rr_FeeWaiverOrReimbursementOverAssets	none
Total Annual Fund Operating Expenses After Waivers and Reimbursements		rr_NetExpensesOverAssets	0.92%
1 Yr		rr_ExpenseExampleYear01	$ 94
3 Yrs		rr_ExpenseExampleYear03	293
5 Yrs		rr_ExpenseExampleYear05	509
10 Yrs		rr_ExpenseExampleYear10	1,131
1 Yr		rr_ExpenseExampleNoRedemptionYear01	94
3 Yrs		rr_ExpenseExampleNoRedemptionYear03	293
5 Yrs		rr_ExpenseExampleNoRedemptionYear05	509
10 Yrs		rr_ExpenseExampleNoRedemptionYear10	$ 1,131
1 Yr		rr_AverageAnnualReturnYear01	6.21%
5 Yrs		rr_AverageAnnualReturnYear05	6.07%
10 Yrs		rr_AverageAnnualReturnYear10	4.27%
Since Inception		rr_AverageAnnualReturnSinceInception
Inception Date		rr_AverageAnnualReturnInceptionDate	Mar. 16, 2004
Class A,B,C,I,O,R and W Shares | Voya Intermediate Bond Fund | Class W
Risk/Return:		rr_RiskReturnAbstract
Maximum sales charge (load) as a % of offering price		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge as a % of purchase or sales price, whichever is less		rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	[2]	rr_ManagementFeesOverAssets	0.27%
Distribution and/or Shareholder Services (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses		rr_OtherExpensesOverAssets	0.14%
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	[3]	rr_ExpensesOverAssets	0.42%
Waivers and Reimbursements	[4]	rr_FeeWaiverOrReimbursementOverAssets	none
Total Annual Fund Operating Expenses After Waivers and Reimbursements		rr_NetExpensesOverAssets	0.42%
1 Yr		rr_ExpenseExampleYear01	$ 43
3 Yrs		rr_ExpenseExampleYear03	135
5 Yrs		rr_ExpenseExampleYear05	235
10 Yrs		rr_ExpenseExampleYear10	530
1 Yr		rr_ExpenseExampleNoRedemptionYear01	43
3 Yrs		rr_ExpenseExampleNoRedemptionYear03	135
5 Yrs		rr_ExpenseExampleNoRedemptionYear05	235
10 Yrs		rr_ExpenseExampleNoRedemptionYear10	$ 530
1 Yr		rr_AverageAnnualReturnYear01	6.64%
5 Yrs		rr_AverageAnnualReturnYear05	6.82%
10 Yrs		rr_AverageAnnualReturnYear10
Since Inception		rr_AverageAnnualReturnSinceInception	5.36%
Inception Date		rr_AverageAnnualReturnInceptionDate	Dec. 17, 2007
Class A,B,C,I,O,R and W Shares | Voya Intermediate Bond Fund | After tax on distributions | Class A
Risk/Return:		rr_RiskReturnAbstract
1 Yr		rr_AverageAnnualReturnYear01	2.54%
5 Yrs		rr_AverageAnnualReturnYear05	4.24%
10 Yrs		rr_AverageAnnualReturnYear10	2.26%
Since Inception		rr_AverageAnnualReturnSinceInception
Class A,B,C,I,O,R and W Shares | Voya Intermediate Bond Fund | After tax on distributions with sale | Class A
Risk/Return:		rr_RiskReturnAbstract
1 Yr		rr_AverageAnnualReturnYear01	2.14%
5 Yrs		rr_AverageAnnualReturnYear05	3.87%
10 Yrs		rr_AverageAnnualReturnYear10	2.38%
Since Inception		rr_AverageAnnualReturnSinceInception
Class A,B,C,I,O,R and W Shares | Voya Intermediate Bond Fund | Barclays U.S. Aggregate Bond Index | Class A
Risk/Return:		rr_RiskReturnAbstract
1 Yr	[5]	rr_AverageAnnualReturnYear01	5.97%
5 Yrs	[5]	rr_AverageAnnualReturnYear05	4.45%
10 Yrs	[5]	rr_AverageAnnualReturnYear10	4.71%
Since Inception	[5]	rr_AverageAnnualReturnSinceInception
Class A,B,C,I,O,R and W Shares | Voya Intermediate Bond Fund | Barclays U.S. Aggregate Bond Index | Class B
Risk/Return:		rr_RiskReturnAbstract
1 Yr	[5]	rr_AverageAnnualReturnYear01	5.97%
5 Yrs	[5]	rr_AverageAnnualReturnYear05	4.45%
10 Yrs	[5]	rr_AverageAnnualReturnYear10	4.71%
Since Inception	[5]	rr_AverageAnnualReturnSinceInception
Class A,B,C,I,O,R and W Shares | Voya Intermediate Bond Fund | Barclays U.S. Aggregate Bond Index | Class C
Risk/Return:		rr_RiskReturnAbstract
1 Yr	[5]	rr_AverageAnnualReturnYear01	5.97%
5 Yrs	[5]	rr_AverageAnnualReturnYear05	4.45%
10 Yrs	[5]	rr_AverageAnnualReturnYear10	4.71%
Since Inception	[5]	rr_AverageAnnualReturnSinceInception
Class A,B,C,I,O,R and W Shares | Voya Intermediate Bond Fund | Barclays U.S. Aggregate Bond Index | Class I
Risk/Return:		rr_RiskReturnAbstract
1 Yr	[5]	rr_AverageAnnualReturnYear01	5.97%
5 Yrs	[5]	rr_AverageAnnualReturnYear05	4.45%
10 Yrs	[5]	rr_AverageAnnualReturnYear10	4.71%
Since Inception	[5]	rr_AverageAnnualReturnSinceInception
Class A,B,C,I,O,R and W Shares | Voya Intermediate Bond Fund | Barclays U.S. Aggregate Bond Index | Class O
Risk/Return:		rr_RiskReturnAbstract
1 Yr	[5]	rr_AverageAnnualReturnYear01	5.97%
5 Yrs	[5]	rr_AverageAnnualReturnYear05	4.45%
10 Yrs	[5]	rr_AverageAnnualReturnYear10	4.71%
Since Inception	[5]	rr_AverageAnnualReturnSinceInception
Class A,B,C,I,O,R and W Shares | Voya Intermediate Bond Fund | Barclays U.S. Aggregate Bond Index | Class R
Risk/Return:		rr_RiskReturnAbstract
1 Yr	[5]	rr_AverageAnnualReturnYear01	5.97%
5 Yrs	[5]	rr_AverageAnnualReturnYear05	4.45%
10 Yrs	[5]	rr_AverageAnnualReturnYear10	4.71%
Since Inception	[5]	rr_AverageAnnualReturnSinceInception
Class A,B,C,I,O,R and W Shares | Voya Intermediate Bond Fund | Barclays U.S. Aggregate Bond Index | Class W
Risk/Return:		rr_RiskReturnAbstract
1 Yr	[5]	rr_AverageAnnualReturnYear01	5.97%
5 Yrs	[5]	rr_AverageAnnualReturnYear05	4.45%
10 Yrs	[5]	rr_AverageAnnualReturnYear10
Since Inception	[5]	rr_AverageAnnualReturnSinceInception	4.90%

[1]	A contingent deferred sales charge of 1.00% is assessed on certain redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1 million or more.
[2]	The portion of the management fee attributable to the advisory services is 0.17% and the portion of the management fee attributable to the administrative services is 0.10%.
[3]	Total Annual Fund Operating Expenses shown may be higher than the Fund's ratio of expenses to average net assets shown in the Financial Highlights, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[4]	The adviser is contractually obligated to limit expenses to 0.75%, 1.50%, 1.50%, 0.50%, 0.75%, 1.00%, and 0.50% for Class A, Class B, Class C, Class I, Class O, Class R, and Class W shares, respectively, through August 1, 2016. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and Acquired Fund Fees and Expenses. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. Termination or modification of this obligation requires approval by the Fund’s board.
[5]	The index returns do not reflect deductions for fees, expenses, or taxes.